CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,383,742)	$ (3,963,491)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	184,191	22,036
Amortization of internally developed software	266,219	235,229
Depreciation of property and equipment	4,712	11,130
Bad debt expense	165,097	20,652
Amortization of debt issuance costs on note payable	3,048
Loss on extinguishment on bridge notes		2,750,171
Gain on extinguishment on note payable		(788,156)
Amortization of discount on bridge notes		289,867
Change in fair value of derivative liabilities		202,000
Amortization of discount and debt issuance costs on convertible notes		1,088
Change in operating assets and liabilities:
Accounts receivable - unbilled	480,505	(426,973)
Accounts receivable	480,657	925,544
Due from factor		(495,735)
Prepaid expenses and other current assets	31,285	(10,155)
Operating lease right-of-use asset	36,291
Accounts payable	(551,184)	299,130
Accrued expenses	30,171	308,410
Accrued interest		562,193
Operating lease liability	(35,741)
Deferred revenue	(87,425)	(69,189)
Net cash used in operating activities	(1,375,916)	(126,249)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalization of internally developed software	(339,162)	(214,534)
Net cash used in investing activities	(339,162)	(214,534)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	75,277
Net cash provided by financing activities	75,277
Net decreases in cash	(1,639,801)	(340,783)
Cash at beginning of period	27,738,979	695,909
Cash at end of period	26,099,178	355,126
Supplemental disclosure of cash flow information:
Cash paid for interest	35,000
Supplemental disclosure of non-cash investing and financing activities:
Non-cash amounts of lease liabilities arising from obtaining right of use assets	$ 333,123
Derivative liability for embedded conversion features on convertible notes issued		$ 3,614,000